Borrowings - Additional Information (Details) - EUR (€) € in Thousands	1 Months Ended		3 Months Ended			6 Months Ended
	Dec. 31, 2021	Feb. 28, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2019	Jun. 30, 2022	Jun. 30, 2021	Jan. 31, 2021	Apr. 30, 2019
Disclosure of detailed information about borrowings [line items]
Amount drawdown						€ 0	€ 10,000
Finance income (cost)			€ 2,253	€ (1,552)		2,724	€ 3,947
Loan agreement with UniCredit Leasing CZ
Disclosure of detailed information about borrowings [line items]
Amount outstanding	€ 231		184			184			€ 562
Loan repaid					€ 127
Monthly repayment instalment									€ 8
Current liabilities	94		95			€ 95
Silicon Valley Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of ownership interest pledged as security						100.00%
SVB Loan Agreement
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities			€ 17,700			€ 17,700
SVB Loan Agreement | Loan facility trance one
Disclosure of detailed information about borrowings [line items]
Notional Amount								€ 10,000
Amount drawdown		€ 10,000
SVB Loan Agreement | Loan facility trance two
Disclosure of detailed information about borrowings [line items]
Notional Amount								7,500
Amount drawdown	€ 7,500
SVB Loan Agreement | Loan facility trance three
Disclosure of detailed information about borrowings [line items]
Notional Amount								€ 7,500
Minimum | EURIBOR
Disclosure of detailed information about borrowings [line items]
Variable interest rate								0.00%
Maximum
Disclosure of detailed information about borrowings [line items]
Variable interest rate								5.50%
Maximum | SVB Loan Agreement
Disclosure of detailed information about borrowings [line items]
Notional Amount								€ 25,000